Share Capital - Movement of Common Shares (Detail) shares in Thousands, pure in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€) shares
Disclosure of changes in share capital [Line Items]
Beginning balance | shares	66,105	44,532
Ending balance | shares	80,996	66,105
Beginning balance	€ (319)
Ending balance	€ (322)	€ (319)
Common shares [member]
Disclosure of changes in share capital [Line Items]
Beginning balance | shares	2,074,549	2,147,037
Dividend	21,099	10,629
Shares withdrawn | shares		(83,117)
Ending balance | shares	2,095,648	2,074,549
Beginning balance	€ 249	€ 258
Dividend	3	1
Shares withdrawn		(10)
Ending balance	€ 251	€ 249
Common share B [member]
Disclosure of changes in share capital [Line Items]
Beginning balance | shares	585,022	585,022
Ending balance | shares	585,022	585,022
Beginning balance	€ 70	€ 70
Ending balance	€ 70	€ 70